Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dunham Funds
Entity Central Index Key	0001420040
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000059523
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class A
Trading Symbol	DACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.39%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	11.09%	0.14%	1.24%
Class A With Load	6.13%	-0.78%	0.77%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Intermediate Core Plus Bond Category	12.39%	0.92%	2.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 204,566,524	$ 204,566,524
Holdings Count | Holding	577	577
Advisory Fees Paid, Amount	$ 1,463,270
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$204,566,524
Number of Portfolio Holdings	577
Total Advisory Fee	$1,463,270
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	27.8%
Common Stocks	0.0%
Corporate Bonds	30.5%
Money Market Funds	7.6%
Non U.S. Government & Agencies	2.2%
Term Loans	6.1%
U.S. Government & Agencies	25.8%

C000059524
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class C
Trading Symbol	DCCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.89%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	10.54%	-0.37%	0.73%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Intermediate Core Plus Bond Category	12.39%	0.92%	2.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 204,566,524	$ 204,566,524
Holdings Count | Holding	577	577
Advisory Fees Paid, Amount	$ 1,463,270
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$204,566,524
Number of Portfolio Holdings	577
Total Advisory Fee	$1,463,270
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	27.8%
Common Stocks	0.0%
Corporate Bonds	30.5%
Money Market Funds	7.6%
Non U.S. Government & Agencies	2.2%
Term Loans	6.1%
U.S. Government & Agencies	25.8%

C000059525
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class N
Trading Symbol	DNCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	11.45%	0.39%	1.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Intermediate Core Plus Bond Category	12.39%	0.92%	2.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 204,566,524	$ 204,566,524
Holdings Count | Holding	577	577
Advisory Fees Paid, Amount	$ 1,463,270
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$204,566,524
Number of Portfolio Holdings	577
Total Advisory Fee	$1,463,270
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	27.8%
Common Stocks	0.0%
Corporate Bonds	30.5%
Money Market Funds	7.6%
Non U.S. Government & Agencies	2.2%
Term Loans	6.1%
U.S. Government & Agencies	25.8%

C000087895
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class A
Trading Symbol	DAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$241	2.21%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	18.29%	4.80%	2.93%
Class A With Load	11.49%	3.57%	2.32%
Dow Jones Moderately Aggressive Portfolio Index	25.89%	8.12%	7.46%
Morningstar Tactical Allocation Category	21.58%	6.71%	5.55%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 78,677,152	$ 78,677,152
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 895,300
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$78,677,152
Number of Portfolio Holdings	44
Total Advisory Fee	$895,300
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	3.6%
Exchange-Traded Funds	34.4%
Money Market Funds	10.9%
Non U.S. Government & Agencies	3.8%
U.S. Government & Agencies	47.3%

C000087896
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class C
Trading Symbol	DCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$318	2.93%

Expenses Paid, Amount	$ 318
Expense Ratio, Percent	2.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	17.36%	4.02%	2.16%
Dow Jones Moderately Aggressive Portfolio Index	25.89%	8.12%	7.46%
Morningstar Tactical Allocation Category	21.58%	6.71%	5.55%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 78,677,152	$ 78,677,152
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 895,300
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$78,677,152
Number of Portfolio Holdings	44
Total Advisory Fee	$895,300
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	3.6%
Exchange-Traded Funds	34.4%
Money Market Funds	10.9%
Non U.S. Government & Agencies	3.8%
U.S. Government & Agencies	47.3%

C000087897
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class N
Trading Symbol	DNAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$212	1.94%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	18.53%	5.05%	3.19%
Dow Jones Moderately Aggressive Portfolio Index	25.89%	8.12%	7.46%
Morningstar Tactical Allocation Category	21.58%	6.71%	5.55%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 78,677,152	$ 78,677,152
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 895,300
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$78,677,152
Number of Portfolio Holdings	44
Total Advisory Fee	$895,300
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	3.6%
Exchange-Traded Funds	34.4%
Money Market Funds	10.9%
Non U.S. Government & Agencies	3.8%
U.S. Government & Agencies	47.3%

C000059526
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class A
Trading Symbol	DAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.49%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	19.88%	1.83%	1.16%
Class A With Load	13.01%	0.63%	0.56%
Morningstar Diversified Emerging Markets Category	23.91%	5.02%	4.30%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 115,054,605	$ 115,054,605
Holdings Count | Holding	88	88
Advisory Fees Paid, Amount	$ 933,929
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$115,054,605
Number of Portfolio Holdings	88
Total Advisory Fee	$933,929
Portfolio Turnover	70%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Real Estate	0.6%
Mixed Allocation	0.9%
Materials	2.0%
Energy	2.5%
Money Market Funds	2.7%
Health Care	4.3%
Consumer Staples	4.6%
Utilities	4.7%
Industrials	6.5%
Communications	12.0%
Consumer Discretionary	15.0%
Financials	23.0%
Technology	25.3%

C000059527
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class C
Trading Symbol	DCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.24%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	18.99%	1.05%	0.40%
Morningstar Diversified Emerging Markets Category	23.91%	5.02%	4.30%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 115,054,605	$ 115,054,605
Holdings Count | Holding	88	88
Advisory Fees Paid, Amount	$ 933,929
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$115,054,605
Number of Portfolio Holdings	88
Total Advisory Fee	$933,929
Portfolio Turnover	70%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Real Estate	0.6%
Mixed Allocation	0.9%
Materials	2.0%
Energy	2.5%
Money Market Funds	2.7%
Health Care	4.3%
Consumer Staples	4.6%
Utilities	4.7%
Industrials	6.5%
Communications	12.0%
Consumer Discretionary	15.0%
Financials	23.0%
Technology	25.3%

C000059528
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class N
Trading Symbol	DNEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	20.24%	2.09%	1.41%
Morningstar Diversified Emerging Markets Category	23.91%	5.02%	4.30%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 115,054,605	$ 115,054,605
Holdings Count | Holding	88	88
Advisory Fees Paid, Amount	$ 933,929
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$115,054,605
Number of Portfolio Holdings	88
Total Advisory Fee	$933,929
Portfolio Turnover	70%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Real Estate	0.6%
Mixed Allocation	0.9%
Materials	2.0%
Energy	2.5%
Money Market Funds	2.7%
Health Care	4.3%
Consumer Staples	4.6%
Utilities	4.7%
Industrials	6.5%
Communications	12.0%
Consumer Discretionary	15.0%
Financials	23.0%
Technology	25.3%

C000131123
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class A
Trading Symbol	DAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.29%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	10.37%	4.35%	3.44%
Class A With Load	5.44%	3.39%	2.96%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Bank Loan Category	11.28%	5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index	10.55%	5.60%	4.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 142,344,370	$ 142,344,370
Holdings Count | Holding	231	231
Advisory Fees Paid, Amount	$ 970,346
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$142,344,370
Number of Portfolio Holdings	231
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$970,346
Portfolio Turnover	80%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	8.6%
Corporate Bonds	8.9%
Money Market Funds	14.0%
Right	0.0%
Term Loans	68.5%
Warrant	0.0%

C000131124
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class C
Trading Symbol	DCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.79%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	9.82%	3.80%	2.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Bank Loan Category	11.28%	5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index	10.55%	5.60%	4.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 142,344,370	$ 142,344,370
Holdings Count | Holding	231	231
Advisory Fees Paid, Amount	$ 970,346
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$142,344,370
Number of Portfolio Holdings	231
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$970,346
Portfolio Turnover	80%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	8.6%
Corporate Bonds	8.9%
Money Market Funds	14.0%
Right	0.0%
Term Loans	68.5%
Warrant	0.0%

C000131125
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class N
Trading Symbol	DNFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	10.76%	4.61%	3.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar Bank Loan Category	11.28%	5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index	10.55%	5.60%	4.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 142,344,370	$ 142,344,370
Holdings Count | Holding	231	231
Advisory Fees Paid, Amount	$ 970,346
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$142,344,370
Number of Portfolio Holdings	231
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$970,346
Portfolio Turnover	80%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	8.6%
Corporate Bonds	8.9%
Money Market Funds	14.0%
Right	0.0%
Term Loans	68.5%
Warrant	0.0%

C000107185
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class A
Trading Symbol	DAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$178	1.46%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	43.65%	15.78%	13.85%
Class A With Load	35.37%	14.41%	13.18%
Morningstar Large Cap Growth Category	42.50%	16.01%	14.08%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 182,127,424	$ 182,127,424
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 1,880,684
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$182,127,424
Number of Portfolio Holdings	30
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,880,684
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

C000107186
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class C
Trading Symbol	DCFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.20%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	42.57%	14.91%	13.01%
Morningstar Large Cap Growth Category	42.50%	16.01%	14.08%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 182,127,424	$ 182,127,424
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 1,880,684
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$182,127,424
Number of Portfolio Holdings	30
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,880,684
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

C000107187
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class N
Trading Symbol	DNFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$146	1.20%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	44.02%	16.06%	14.14%
Morningstar Large Cap Growth Category	42.50%	16.01%	14.08%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 182,127,424	$ 182,127,424
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 1,880,684
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$182,127,424
Number of Portfolio Holdings	30
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,880,684
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

C000059529
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class A
Trading Symbol	DAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.43%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	14.29%	4.44%	4.00%
Class A With Load	9.20%	3.47%	3.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA High Yield U.S. Corporates Cash Pay Index	16.41%	4.39%	4.78%
Morningstar High-Yield Bond Category	15.57%	4.57%	4.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 201,274,690	$ 201,274,690
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 1,557,329
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$201,274,690
Number of Portfolio Holdings	280
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,557,329
Portfolio Turnover	57%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	78.6%
Money Market Funds	21.3%

C000059530
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class C
Trading Symbol	DCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.93%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	13.75%	3.92%	3.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA High Yield U.S. Corporates Cash Pay Index	16.41%	4.39%	4.78%
Morningstar High-Yield Bond Category	15.57%	4.57%	4.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 201,274,690	$ 201,274,690
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 1,557,329
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$201,274,690
Number of Portfolio Holdings	280
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,557,329
Portfolio Turnover	57%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	78.6%
Money Market Funds	21.3%

C000059531
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class N
Trading Symbol	DNHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	14.64%	4.70%	4.26%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA High Yield U.S. Corporates Cash Pay Index	16.41%	4.39%	4.78%
Morningstar High-Yield Bond Category	15.57%	4.57%	4.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 201,274,690	$ 201,274,690
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 1,557,329
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$201,274,690
Number of Portfolio Holdings	280
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,557,329
Portfolio Turnover	57%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	78.6%
Money Market Funds	21.3%

C000131120
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class A
Trading Symbol	DAIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	14.47%	0.54%	0.13%
Class A With Load	9.27%	-0.38%	-0.33%
Bloomberg Global Aggregate ex USD	8.65%	-2.87%	-0.85%
Morningstar Global Bond Category	10.57%	-0.06%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 76,612,772	$ 76,612,772
Holdings Count | Holding	455	455
Advisory Fees Paid, Amount	$ 837,775
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$76,612,772
Number of Portfolio Holdings	455
Total Advisory Fee	$837,775
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	63.2%
Money Market Funds	9.5%
Non U.S. Government & Agencies	27.3%

C000131121
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class C
Trading Symbol	DCIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.49%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	13.91%	0.05%	-0.38%
Bloomberg Global Aggregate ex USD	8.65%	-2.87%	-0.85%
Morningstar Global Bond Category	10.57%	-0.06%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 76,612,772	$ 76,612,772
Holdings Count | Holding	455	455
Advisory Fees Paid, Amount	$ 837,775
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$76,612,772
Number of Portfolio Holdings	455
Total Advisory Fee	$837,775
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	63.2%
Money Market Funds	9.5%
Non U.S. Government & Agencies	27.3%

C000131122
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class N
Trading Symbol	DNIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$187	1.74%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	14.75%	0.77%	0.37%
Bloomberg Global Aggregate ex USD	8.65%	-2.87%	-0.85%
Morningstar Global Bond Category	10.57%	-0.06%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 76,612,772	$ 76,612,772
Holdings Count | Holding	455	455
Advisory Fees Paid, Amount	$ 837,775
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$76,612,772
Number of Portfolio Holdings	455
Total Advisory Fee	$837,775
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	63.2%
Money Market Funds	9.5%
Non U.S. Government & Agencies	27.3%

C000059532
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class A
Trading Symbol	DAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$242	2.16%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	24.19%	9.24%	6.09%
Class A With Load	17.03%	7.96%	5.46%
Morningstar Foreign Large Cap Blend Category	23.22%	6.56%	5.61%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 143,325,896	$ 143,325,896
Holdings Count | Holding	323	323
Advisory Fees Paid, Amount	$ 2,210,700
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$143,325,896
Number of Portfolio Holdings	323
Total Advisory Fee	$2,210,700
Portfolio Turnover	134%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Equity	0.5%
Real Estate	0.6%
Consumer Staples	1.4%
Utilities	1.9%
Consumer Discretionary	5.0%
Materials	5.0%
Energy	5.8%
Communications	6.2%
Money Market Funds	6.2%
Health Care	7.7%
Industrials	12.3%
Technology	17.6%
Financials	35.3%

C000059533
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class C
Trading Symbol	DCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$325	2.91%

Expenses Paid, Amount	$ 325
Expense Ratio, Percent	2.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	23.20%	8.42%	5.29%
Morningstar Foreign Large Cap Blend Category	23.22%	6.56%	5.61%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 143,325,896	$ 143,325,896
Holdings Count | Holding	323	323
Advisory Fees Paid, Amount	$ 2,210,700
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$143,325,896
Number of Portfolio Holdings	323
Total Advisory Fee	$2,210,700
Portfolio Turnover	134%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Equity	0.5%
Real Estate	0.6%
Consumer Staples	1.4%
Utilities	1.9%
Consumer Discretionary	5.0%
Materials	5.0%
Energy	5.8%
Communications	6.2%
Money Market Funds	6.2%
Health Care	7.7%
Industrials	12.3%
Technology	17.6%
Financials	35.3%

C000059534
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class N
Trading Symbol	DNINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$214	1.91%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	24.45%	9.51%	6.36%
Morningstar Foreign Large Cap Blend Category	23.22%	6.56%	5.61%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 143,325,896	$ 143,325,896
Holdings Count | Holding	323	323
Advisory Fees Paid, Amount	$ 2,210,700
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$143,325,896
Number of Portfolio Holdings	323
Total Advisory Fee	$2,210,700
Portfolio Turnover	134%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
Equity	0.5%
Real Estate	0.6%
Consumer Staples	1.4%
Utilities	1.9%
Consumer Discretionary	5.0%
Materials	5.0%
Energy	5.8%
Communications	6.2%
Money Market Funds	6.2%
Health Care	7.7%
Industrials	12.3%
Technology	17.6%
Financials	35.3%

C000059511
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class A
Trading Symbol	DALVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$167	1.44%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	32.16%	10.24%	8.30%
Class A With Load	24.58%	8.94%	7.65%
Morningstar Large Cap Value Category	30.69%	11.45%	9.82%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 155,862,173	$ 155,862,173
Holdings Count | Holding	76	76
Advisory Fees Paid, Amount	$ 1,545,700
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$155,862,173
Number of Portfolio Holdings	76
Total Advisory Fee	$1,545,700
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

C000059512
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class C
Trading Symbol	DCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.19%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	31.14%	9.40%	7.48%
Morningstar Large Cap Value Category	30.69%	11.45%	9.82%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 155,862,173	$ 155,862,173
Holdings Count | Holding	76	76
Advisory Fees Paid, Amount	$ 1,545,700
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$155,862,173
Number of Portfolio Holdings	76
Total Advisory Fee	$1,545,700
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

C000059513
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class N
Trading Symbol	DNLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$138	1.19%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	32.47%	10.51%	8.57%
Morningstar Large Cap Value Category	30.69%	11.45%	9.82%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 155,862,173	$ 155,862,173
Holdings Count | Holding	76	76
Advisory Fees Paid, Amount	$ 1,545,700
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$155,862,173
Number of Portfolio Holdings	76
Total Advisory Fee	$1,545,700
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

C000059520
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class A
Trading Symbol	DAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	4.61%	2.25%	2.95%
Class A With Load	-1.44%	1.05%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	8.41%	5.37%	4.69%
Morningstar Nontraditional Bond Category	11.92%	3.42%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 230,291,404	$ 230,291,404
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 1,401,654
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$230,291,404
Number of Portfolio Holdings	64
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,401,654
Portfolio Turnover	274%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.5%
Money Market Funds	4.0%
Non U.S. Government & Agencies	1.4%
U.S. Government & Agencies	58.1%

C000059521
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class C
Trading Symbol	DCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.88%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	3.82%	1.49%	2.18%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	8.41%	5.37%	4.69%
Morningstar Nontraditional Bond Category	11.92%	3.42%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 230,291,404	$ 230,291,404
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 1,401,654
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$230,291,404
Number of Portfolio Holdings	64
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,401,654
Portfolio Turnover	274%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.5%
Money Market Funds	4.0%
Non U.S. Government & Agencies	1.4%
U.S. Government & Agencies	58.1%

C000059522
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class N
Trading Symbol	DNAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	4.98%	2.52%	3.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	8.41%	5.37%	4.69%
Morningstar Nontraditional Bond Category	11.92%	3.42%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 230,291,404	$ 230,291,404
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 1,401,654
InvestmentCompanyPortfolioTurnover	274.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$230,291,404
Number of Portfolio Holdings	64
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,401,654
Portfolio Turnover	274%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.5%
Money Market Funds	4.0%
Non U.S. Government & Agencies	1.4%
U.S. Government & Agencies	58.1%

C000066378
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class A
Trading Symbol	DAMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$272	2.63%

Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	7.02%	2.08%	1.82%
Class A With Load	0.86%	0.88%	1.22%
Credit Suisse Merger Arb Liquidity Beta Index	4.06%	4.12%	3.57%
Morningstar Event Driven Category	8.16%	5.14%	4.98%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 229,611,203	$ 229,611,203
Holdings Count | Holding	45	45
Advisory Fees Paid, Amount	$ 2,307,370
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$229,611,203
Number of Portfolio Holdings	45
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,307,370
Portfolio Turnover	209%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	115.7%
Money Market Funds	23.7%
Right	0.8%

C000066379
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class C
Trading Symbol	DCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$349	3.39%

Expenses Paid, Amount	$ 349
Expense Ratio, Percent	3.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	6.19%	1.31%	1.05%
Credit Suisse Merger Arb Liquidity Beta Index	4.06%	4.12%	3.57%
Morningstar Event Driven Category	8.16%	5.14%	4.98%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 229,611,203	$ 229,611,203
Holdings Count | Holding	45	45
Advisory Fees Paid, Amount	$ 2,307,370
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$229,611,203
Number of Portfolio Holdings	45
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,307,370
Portfolio Turnover	209%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	115.7%
Money Market Funds	23.7%
Right	0.8%

C000066380
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class N
Trading Symbol	DNMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$245	2.36%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	7.31%	2.34%	2.08%
Credit Suisse Merger Arb Liquidity Beta Index	4.06%	4.12%	3.57%
Morningstar Event Driven Category	8.16%	5.14%	4.98%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 229,611,203	$ 229,611,203
Holdings Count | Holding	45	45
Advisory Fees Paid, Amount	$ 2,307,370
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$229,611,203
Number of Portfolio Holdings	45
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,307,370
Portfolio Turnover	209%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	115.7%
Money Market Funds	23.7%
Right	0.8%

C000059508
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class A
Trading Symbol	DAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$193	1.78%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	35.49%	-0.28%	3.33%
Class A With Load	27.75%	-1.45%	2.72%
Dow Jones US Real Estate Index	34.29%	3.93%	6.49%
Morningstar Real Estate Category	34.17%	4.55%	6.68%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 46,725,325	$ 46,725,325
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 642,956
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$46,725,325
Number of Portfolio Holdings	42
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$642,956
Portfolio Turnover	78%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.8%
Money Market Funds	14.2%

C000059509
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class C
Trading Symbol	DCREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$256	2.54%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	34.52%	-1.03%	2.55%
Dow Jones US Real Estate Index	34.29%	3.93%	6.49%
Morningstar Real Estate Category	34.17%	4.55%	6.68%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 46,725,325	$ 46,725,325
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 642,956
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$46,725,325
Number of Portfolio Holdings	42
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$642,956
Portfolio Turnover	78%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.8%
Money Market Funds	14.2%

C000059510
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class N
Trading Symbol	DNREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$166	1.55%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	35.79%	-0.04%	3.58%
Dow Jones US Real Estate Index	34.29%	3.93%	6.49%
Morningstar Real Estate Category	34.17%	4.55%	6.68%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 46,725,325	$ 46,725,325
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 642,956
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$46,725,325
Number of Portfolio Holdings	42
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$642,956
Portfolio Turnover	78%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.8%
Money Market Funds	14.2%

C000059514
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class A
Trading Symbol	DADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.59%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	32.41%	10.61%	10.18%
Class A With Load	24.81%	9.31%	9.53%
Morningstar Small Cap Growth Category	35.19%	9.96%	10.02%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 75,234,150	$ 75,234,150
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 804,926
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$75,234,150
Number of Portfolio Holdings	109
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$804,926
Portfolio Turnover	100%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.8%
Money Market Funds	20.2%

C000059515
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class C
Trading Symbol	DCDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$269	2.33%

Expenses Paid, Amount	$ 269
Expense Ratio, Percent	2.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	31.26%	9.78%	9.35%
Morningstar Small Cap Growth Category	35.19%	9.96%	10.02%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 75,234,150	$ 75,234,150
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 804,926
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$75,234,150
Number of Portfolio Holdings	109
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$804,926
Portfolio Turnover	100%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.8%
Money Market Funds	20.2%

C000059516
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class N
Trading Symbol	DNDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$154	1.32%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	32.69%	10.89%	10.45%
Morningstar Small Cap Growth Category	35.19%	9.96%	10.02%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 75,234,150	$ 75,234,150
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 804,926
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$75,234,150
Number of Portfolio Holdings	109
Total Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$804,926
Portfolio Turnover	100%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.8%
Money Market Funds	20.2%

C000059517
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class A
Trading Symbol	DASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.56%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	26.87%	7.05%	6.69%
Class A With Load	19.56%	5.79%	6.06%
Morningstar Small Cap Value Category	28.30%	11.23%	8.59%
Russell 2000® Value Index	31.77%	8.42%	7.33%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 99,177,987	$ 99,177,987
Holdings Count | Holding	207	207
Advisory Fees Paid, Amount	$ 868,807
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,177,987
Number of Portfolio Holdings	207
Total Advisory Fee	$868,807
Portfolio Turnover	159%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

C000059518
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class C
Trading Symbol	DCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$262	2.32%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	25.93%	6.25%	5.89%
Morningstar Small Cap Value Category	28.30%	11.23%	8.59%
Russell 2000® Value Index	31.77%	8.42%	7.33%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 99,177,987	$ 99,177,987
Holdings Count | Holding	207	207
Advisory Fees Paid, Amount	$ 868,807
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,177,987
Number of Portfolio Holdings	207
Total Advisory Fee	$868,807
Portfolio Turnover	159%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

C000059519
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class N
Trading Symbol	DNSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$148	1.30%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	27.20%	7.32%	6.96%
Morningstar Small Cap Value Category	28.30%	11.23%	8.59%
Russell 2000® Value Index	31.77%	8.42%	7.33%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 99,177,987	$ 99,177,987
Holdings Count | Holding	207	207
Advisory Fees Paid, Amount	$ 868,807
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,177,987
Number of Portfolio Holdings	207
Total Advisory Fee	$868,807
Portfolio Turnover	159%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

C000241914
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class A
Trading Symbol	DASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.54%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	39.33%	23.89%
Class A With Load	33.09%	20.14%
Morningstar Moderately Conservative Allocation Category	19.01%	9.82%
S&P 500® Index	38.02%	25.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date		May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 99,352,055	$ 99,352,055
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 1,014,241
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,352,055
Number of Portfolio Holdings	12
Total Advisory Fee	$1,014,241
Portfolio Turnover	66%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Purchased Options	42.3%
U.S. Government & Agencies	54.5%

C000241912
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class C
Trading Symbol	DCSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$273	2.29%

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	38.34%	23.00%
Morningstar Moderately Conservative Allocation Category	19.01%	9.82%
S&P 500® Index	38.02%	25.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date		May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 99,352,055	$ 99,352,055
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 1,014,241
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,352,055
Number of Portfolio Holdings	12
Total Advisory Fee	$1,014,241
Portfolio Turnover	66%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Purchased Options	42.3%
U.S. Government & Agencies	54.5%

C000241913
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class N
Trading Symbol	DNSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$155	1.29%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2024)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	39.70%	24.23%
Morningstar Moderately Conservative Allocation Category	19.01%	9.82%
S&P 500® Index	38.02%	25.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date		May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 99,352,055	$ 99,352,055
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 1,014,241
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2024)

Total Net Assets	$99,352,055
Number of Portfolio Holdings	12
Total Advisory Fee	$1,014,241
Portfolio Turnover	66%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Purchased Options	42.3%
U.S. Government & Agencies	54.5%